Filed pursuant to Rule 497(e)
File Nos. 033-88316 and 811-08932

ARTISAN PARTNERS FUNDS, INC.

ARTISAN INTERNATIONAL SMALL CAP FUND (the “Fund”)

SUPPLEMENT DATED 15 OCTOBER 2018

TO THE FUND’S PROSPECTUS AS SUPPLEMENTED THROUGH THE DATE HEREOF

Effective immediately, the prospectus is updated as follows:

1.	The following table replaces the table under the subheading “Portfolio Management” in the Fund Summary for the Fund on page 40 of the prospectus in its entirety:

Portfolio Manager	Title	Length of Service
Rezo Kanovich	Managing Director and Portfolio Manager, Artisan Partners	Since October 2018

2.	The following information replaces the information regarding the Fund under the heading “Organization, Management & Management Fees—Portfolio Managers” on page 90 of the prospectus in its entirety:

Fund	Manager or Co-Managers	Role
Artisan International Small Cap Fund	Rezo Kanovich	Portfolio Manager

3.	The following is inserted as the second paragraph under the heading “Organization, Management & Management Fees—Portfolio Managers” on page 92 of the prospectus:

Rezo Kanovich—Mr. Kanovich is a Managing Director of Artisan Partners. He joined Artisan Partners in October 2018 and has managed Artisan International Small Cap Fund since that time. Prior to joining Artisan Partners in October 2018, Mr. Kanovich was a portfolio manager for OppenheimerFunds, where he managed the International Small-Mid Cap strategy from January 2012 to 2018. Before that, Mr. Kanovich worked as an analyst with Boston Biomedical Consultants, as an investment banker with the Lehman Brothers mergers & acquisitions team and as a consultant at PricewaterhouseCoopers. Mr. Kanovich holds a bachelor’s degree and a master’s degree in international economics and finance from Brandeis University and a master’s degree in business administration, dual concentration in finance and health care systems, from the Wharton School, University of Pennsylvania.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to Rule 497(e)
File Nos. 033-88316 and 811-08932

ARTISAN PARTNERS FUNDS, INC.

ARTISAN INTERNATIONAL SMALL CAP FUND (the “Fund”)

SUPPLEMENT DATED 15 OCTOBER 2018

TO THE FUND’S STATEMENT OF ADDITIONAL INFORMATION AS SUPPLEMENTED THROUGH  THE DATE HEREOF

Effective immediately, the statement of additional information (the “SAI”) is updated as follows:

1.	The following replaces the first paragraph under the heading “Portfolio Managers” on page 33 of the SAI in its entirety:

Lewis S. Kaufman is portfolio manager for Artisan Developing World Fund. Maria Negrete-Gruson is portfolio manager for Artisan Emerging Markets Fund. Mark L. Yockey, Charles-Henri Hamker and Andrew J. Euretig are portfolio managers for Artisan Global Equity Fund. Jason L. White is lead portfolio manager, James D. Hamel, Matthew H. Kamm and Craigh A. Cepukenas are portfolio managers for Artisan Global Discovery Fund. James D. Hamel is lead portfolio manager, Matthew H. Kamm, Craigh A. Cepukenas and Jason L. White are portfolio managers for Artisan Global Opportunities Fund. Daniel J. O’Keefe is lead portfolio manager and Justin V. Bandy and Michael J. McKinnon are co-portfolio managers for Artisan Global Value Fund. Bryan C. Krug is the portfolio manager for Artisan High Income Fund. Mr. Yockey is portfolio manager and Messrs. Euretig and Hamker are associate portfolio managers for Artisan International Fund. Rezo Kanovich is portfolio manager for Artisan International Small Cap Fund. N. David Samra is lead portfolio manager and Ian P. McGonigle and Joseph Vari are co-portfolio managers for Artisan International Value Fund. Mr. Kamm is lead portfolio manager and Messrs. Hamel, Cepukenas and White are portfolio managers for Artisan Mid Cap Fund. James C. Kieffer, Daniel L. Kane and Thomas A. Reynolds IV are portfolio managers for Artisan Mid Cap Value Fund and Artisan Value Fund. Mr. Cepukenas is lead portfolio manager and Messrs. Hamel, Kamm and White are portfolio managers for Artisan Small Cap Fund. Christopher P. Smith is portfolio manager for Artisan Thematic Fund.

2.

The following information is added to the table under the heading “Portfolio Managers” on pages 33-34 of the SAI that provides the number of other accounts managed by the portfolio managers of the Funds and the total assets of such accounts:

Portfolio Manager	Registered Investment Companies (other than the Funds)	Other Pooled Investment Vehicles	Other Accounts
Rezo Kanovich[1]	Accounts: 0 Assets: $0	Accounts: 0 Assets: $0	Accounts: 2 Assets: $202.08M
[1] Mr. Kanovich was appointed portfolio manager on 15 October 2018. This information is presented as of 30 September 2018.

3.

The following information is added to the table under the heading “Portfolio Managers” on pages 34-35 of the SAI that provides the dollar range of equity securities of each Fund beneficially owned by the Fund’s portfolio managers:

Portfolio Manager	Fund	Ownership
Rezo Kanovich[1]	International Small Cap Fund	None

1 This information is presented as of 30 September 2018.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE